Document and Entity Information	12 Months Ended
Mar. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jan 31, 2012
Registrant Name	FIDELITY DEVONSHIRE TRUST
Central Index Key	0000035341
Amendment Flag	false
Document Creation Date	Sep 19, 2012
Document Effective Date	Sep 19, 2012
Prospectus Date	Mar 31, 2012

Retail | Fidelity Mid Cap Growth Fund

Supplement to the
Fidelity® Mid Cap Growth Fund
March 31, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Devonshire Trust and Fidelity Advisor Series I has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Mid Cap Growth Fund and Fidelity Stock Selector Mid Cap Fund pursuant to which Fidelity Mid Cap Growth Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector Mid Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Mid Cap Growth Fund in exchange for corresponding shares of Fidelity Stock Selector Mid Cap Fund equal in value to the net assets of Fidelity Mid Cap Growth Fund and the assumption by Fidelity Stock Selector Mid Cap Fund of all of the liabilities of Fidelity Mid Cap Growth Fund. After the exchange, Fidelity Mid Cap Growth Fund will distribute the Fidelity Stock Selector Mid Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Mid Cap Growth Fund. As a result, shareholders of Fidelity Mid Cap Growth Fund will become shareholders of Fidelity Stock Selector Mid Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Mid Cap Growth Fund is expected to be held during the fourth quarter of 2012 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Mid Cap Growth Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about December 14, 2012. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on June 29, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on June 29, 2012 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by June 29, 2012, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since June 29, 2012, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Stock Selector Mid Cap Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-30.49%	40.60%	16.23%	13.56%	7.94%	2.44%	-49.30%	46.42%	25.20%	-8.36%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.54%	September 30, 2009
Lowest Quarter Return	-31.05%	December 31, 2008
Year-to-Date Return	5.18%	June 30, 2012

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Retail | Fidelity Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fdt_SupplementTextBlock

Supplement to the
Fidelity® Mid Cap Growth Fund
March 31, 2012
Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Devonshire Trust and Fidelity Advisor Series I has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Mid Cap Growth Fund and Fidelity Stock Selector Mid Cap Fund pursuant to which Fidelity Mid Cap Growth Fund would be reorganized on a tax-free basis with and into Fidelity Stock Selector Mid Cap Fund.

The Agreement provides for the transfer of all of the assets of Fidelity Mid Cap Growth Fund in exchange for corresponding shares of Fidelity Stock Selector Mid Cap Fund equal in value to the net assets of Fidelity Mid Cap Growth Fund and the assumption by Fidelity Stock Selector Mid Cap Fund of all of the liabilities of Fidelity Mid Cap Growth Fund. After the exchange, Fidelity Mid Cap Growth Fund will distribute the Fidelity Stock Selector Mid Cap Fund shares to its shareholders pro rata, in liquidation of Fidelity Mid Cap Growth Fund. As a result, shareholders of Fidelity Mid Cap Growth Fund will become shareholders of Fidelity Stock Selector Mid Cap Fund (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of Fidelity Mid Cap Growth Fund is expected to be held during the fourth quarter of 2012 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity Mid Cap Growth Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about December 14, 2012. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

Effective the close of business on June 29, 2012, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their existing fund positions. Investors who did not own shares of the fund on June 29, 2012 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by June 29, 2012, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since June 29, 2012, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Stock Selector Mid Cap Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-30.49%	40.60%	16.23%	13.56%	7.94%	2.44%	-49.30%	46.42%	25.20%	-8.36%

2002	rr_AnnualReturn2002	(30.49%)
2003	rr_AnnualReturn2003	40.60%
2004	rr_AnnualReturn2004	16.23%
2005	rr_AnnualReturn2005	13.56%
2006	rr_AnnualReturn2006	7.94%
2007	rr_AnnualReturn2007	2.44%
2008	rr_AnnualReturn2008	(49.30%)
2009	rr_AnnualReturn2009	46.42%
2010	rr_AnnualReturn2010	25.20%
2011	rr_AnnualReturn2011	(8.36%)
Supplement Two [Text Block]	fdt_SupplementTwoTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.54%	September 30, 2009
Lowest Quarter Return	-31.05%	December 31, 2008
Year-to-Date Return	5.18%	June 30, 2012

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Mar 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 19, 2012